UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Emerging Markets Debt Opportunities Fund

Eaton Vance

Emerging Markets Debt Opportunities Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 40.2%

Security	Principal Amount (000’s omitted)		Value
Albania — 2.4%
Albania Government Bond, 8.90%, 7/24/25	ALL	52,000	$553,013
Albania Government Bond, 8.93%, 4/23/25	ALL	4,735	50,909
Republic of Albania, 3.50%, 10/9/25(1)	EUR	2,000	2,260,782

Total Albania			$2,864,704

Angola — 0.2%
Republic of Angola, 8.25%, 5/9/28(1)	USD	200	$200,657

Total Angola			$200,657

Argentina — 1.5%
City of Buenos Aires, 38.69%, (BADLAR + 3.25%), 3/29/24(2)	ARS	1,932	$48,572
Provincia de Buenos Aires, 40.61%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	15,405	390,669
Provincia de Buenos Aires, 49.22%, (BADLAR + 3.83%), 5/31/22(2)	ARS	3,317	86,826
Republic of Argentina, 4.50%, 6/21/19	USD	448	440,435
Republic of Argentina, 6.25%, 11/9/47	EUR	563	474,372
Republic of Argentina, 6.875%, 1/11/48	USD	503	373,477

Total Argentina			$1,814,351

Armenia — 1.8%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	2,100	$2,128,623

Total Armenia			$2,128,623

Bahrain — 3.8%
CBB International Sukuk Co., 6.875%, 10/5/25(1)	USD	405	$420,726
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	965	976,633
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	404	387,163
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	1,176	1,151,680
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	1,770	1,640,642

Total Bahrain			$4,576,844

Barbados — 0.9%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	1,110	$593,517
Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	116	63,127
Government of Barbados, 7.25%, 12/15/21(1)(4)	USD	684	365,051

Total Barbados			$1,021,695

Bosnia and Herzegovina — 0.3%
Republic of Srpska, 1.50%, 10/30/23	BAM	243	$133,308
Republic of Srpska, 1.50%, 6/9/25	BAM	68	36,707
Republic of Srpska, 1.50%, 9/25/26	BAM	337	179,714

Total Bosnia and Herzegovina			$349,729

El Salvador — 1.0%
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	869	$779,927
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	296	291,578
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	181	184,620

Total El Salvador			$1,256,125

Security	Principal Amount (000’s omitted)		Value
Ethiopia — 0.2%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(1)	USD	270	$262,983

Total Ethiopia			$262,983

Fiji — 2.2%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,649	$2,655,564

Total Fiji			$2,655,564

Indonesia — 6.0%
Indonesia Government Bond, 7.50%, 5/15/38	IDR	27,710,000	$1,580,942
Indonesia Government Bond, 8.25%, 5/15/36	IDR	49,070,000	3,033,286
Indonesia Government Bond, 8.75%, 5/15/31	IDR	40,094,000	2,635,718

Total Indonesia			$7,249,946

Mongolia — 0.7%
Development Bank of Mongolia, LLC, 7.25%, 10/23/23(1)	USD	200	$195,550
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	201	190,849
Mongolia International Bond, 5.625%, 5/1/23(1)	USD	420	401,315

Total Mongolia			$787,714

Peru — 4.3%
Peru Government Bond, 5.70%, 8/12/24	PEN	12,981	$4,004,501
Peru Government Bond, 6.35%, 8/12/28	PEN	668	206,183
Peru Government Bond, 8.20%, 8/12/26	PEN	2,849	985,058

Total Peru			$5,195,742

Serbia — 7.6%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	227,010	$2,378,338
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	169,510	1,769,440
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	2,044,784
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	254,500	2,935,286

Total Serbia			$9,127,848

Seychelles — 0.2%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	266	$271,277

Total Seychelles			$271,277

Sri Lanka — 3.7%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	57,000	$322,363
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	102,000	556,089
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	78,020	425,667
Sri Lanka Government Bond, 10.20%, 7/15/23	LKR	16,000	88,004
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	59,000	335,988
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	22,000	124,364
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	93,000	528,787
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	84,000	468,614
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	53,000	284,375
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	21,000	118,404
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	82,000	466,645
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	69,000	397,760
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	50,000	285,334

Total Sri Lanka			$4,402,394

Thailand — 1.2%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	52,106	$1,476,351

Total Thailand			$1,476,351

Security	Principal Amount (000’s omitted)		Value
Turkey — 2.2%
Republic of Turkey, 6.125%, 10/24/28	USD	1,900	$1,698,805
Republic of Turkey, 7.375%, 2/5/25	USD	900	894,764

Total Turkey			$2,593,569

Total Foreign Government Bonds (identified cost $50,802,176)			$48,236,116

Foreign Corporate Bonds — 8.8%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.3%
YPF SA, 47.833%, (BADLAR + 4.00%), 7/7/20(1)(2)	USD	990	$410,395

Total Argentina			$410,395

Belarus — 0.4%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(1)	USD	500	$506,250

Total Belarus			$506,250

Brazil — 1.0%
Unigel Luxembourg SA, 10.50%, 1/22/24(1)	USD	1,100	$1,138,500

Total Brazil			$1,138,500

Bulgaria — 0.5%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	500	$542,276

Total Bulgaria			$542,276

China — 0.6%
CIFI Holdings Group Co., Ltd., 6.875%, 4/23/21(1)	USD	270	$254,351
KWG Property Holding, Ltd., 6.00%, 1/11/22(1)	USD	280	249,312
Times China Holdings, Ltd., 6.25%, 1/17/21(1)	USD	280	257,956

Total China			$761,619

Colombia — 1.6%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	1,100	$1,168,750
Millicom International Cellular SA, 6.625%, 10/15/26(1)	USD	750	758,437

Total Colombia			$1,927,187

El Salvador — 0.4%
AES El Salvador Trust II, 6.75%, 3/28/23(1)	USD	500	$461,250

Total El Salvador			$461,250

Georgia — 0.3%
JSC Georgia Capital, 6.125%, 3/9/24(1)	USD	400	$368,000

Total Georgia			$368,000

Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	340	$349,350

Total Honduras			$349,350

Indonesia — 0.1%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	2,720,000	$170,213

Total Indonesia			$170,213

Security	Principal Amount (000’s omitted)		Value
Mexico — 1.3%
Cydsa SAB de CV, 6.25%, 10/4/27(1)	USD	500	$473,830
Grupo Kaltex SA de CV, 8.875%, 4/11/22(1)	USD	1,195	944,659
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	1,420	59,082
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	19,390

Total Mexico			$1,496,961

Nigeria — 0.6%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(1)	USD	750	$762,188

Total Nigeria			$762,188

Russia — 0.4%
O1 Properties Finance PLC, 8.25%, 9/27/21(1)	USD	600	$439,500

Total Russia			$439,500

Spain — 0.5%
Atento Luxco 1 SA, 6.125%, 8/10/22(1)	USD	600	$591,000

Total Spain			$591,000

Turkey — 0.5%
Turkiye Is Bankasi AS, 5.00%, 6/25/21(1)	USD	300	$266,701
Yapi ve Kredi Bankasi AS, 6.10%, 3/16/23(1)	USD	350	307,164

Total Turkey			$573,865

Total Foreign Corporate Bonds (identified cost $11,342,648)			$10,498,554

Sovereign Loans — 4.8%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(2)(4)(7)		$880	$301,444

Total Barbados			$301,444

Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing August 2, 2021(2)(7)		$133	$127,562

Total Ethiopia			$127,562

Kenya — 0.1%
Government of Kenya, Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$90	$90,225

Total Kenya			$90,225

Macedonia — 1.0%
Republic of Macedonia, Term Loan, 4.27%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(7)(8)	EUR	1,000	$1,147,486

Total Macedonia			$1,147,486

Nigeria — 0.8%
Bank of Industry Limited, Term Loan, 8.32%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)(7)		$990	$1,006,082

Total Nigeria			$1,006,082

Borrower	Principal Amount (000’s omitted)		Value
Tanzania — 1.8%
Government of the United Republic of Tanzania, Term Loan, 7.53%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(2)		$1,400	$1,415,653
Government of the United Republic of Tanzania, Term Loan, 7.70%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		725	736,930

Total Tanzania			$2,152,583

Turkey — 0.8%
Yapi ve Kredi Bankasi AS, Term Loan, Maturing November 1, 2019(1)(5)		$1,000	$940,000

Total Turkey			$940,000

Total Sovereign Loans (identified cost $6,214,852)			$5,765,382

Corporate Bonds & Notes — 0.5%
Azul Investments LLP, 5.875%, 10/26/24(1)		$680	$615,400

Total Corporate Bonds & Notes (identified cost $583,873)			$615,400

Short-Term Investments — 44.0%

Foreign Government Securities — 14.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.7%
Argentina Treasury Bill, 0.00%, 11/30/18	ARS	27,925	$826,471

Total Argentina			$826,471

Egypt — 11.8%
Egypt Treasury Bill, 0.00%, 1/15/19	EGP	66,400	$3,585,337
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	6,750	361,557
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	24,475	1,267,642
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	45,950	2,363,104
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	45,375	2,314,049
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	50,825	2,480,300
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	34,725	1,683,465
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	2,225	108,309

Total Egypt			$14,163,763

Kazakhstan — 0.2%
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	81,000	$214,877

Total Kazakhstan			$214,877

Security	Principal Amount (000’s omitted)		Value
Nigeria — 2.0%
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	106,913	$293,738
Nigeria OMO Bill, 0.00%, 11/22/18	NGN	320,177	875,539
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	106,263	292,735
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	219,131	600,510
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	99,323	271,079
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	25,066	68,177
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	14,869	40,070

Total Nigeria			$2,441,848

Total Foreign Government Securities (identified cost $17,932,949)			$17,646,959

U.S. Treasury Obligations — 10.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 11/8/18		$2,725	$2,723,916
U.S. Treasury Bill, 0.00%, 11/15/18		2,725	2,722,764
U.S. Treasury Bill, 0.00%, 11/29/18(9)		1,200	1,197,982
U.S. Treasury Bill, 0.00%, 12/6/18(9)		2,725	2,719,347
U.S. Treasury Bill, 0.00%, 12/13/18		400	399,000
U.S. Treasury Bill, 0.00%, 12/20/18		2,725	2,716,988

Total U.S. Treasury Obligations (identified cost $12,480,229)			$12,479,997

Other — 18.9%

Description Units			Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(10)		22,698,339	$22,695,069

Total Other (identified cost $22,697,372)			$22,695,069

Total Short-Term Investments (identified cost $53,110,550)			$52,822,025

Total Investments — 98.3% (identified cost $122,054,099)			$117,937,477

Less Unfunded Loan Commitments — (0.1)%			$(125,894)

Security	Value
Net Investments — 98.2% (identified cost $121,928,205)	$117,811,583

Other Assets, Less Liabilities — 1.8%	$2,217,643

Net Assets — 100.0%	$120,029,226

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities is $29,264,766 or 24.4% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $449,751 or 0.4% of the Fund’s net assets.

(4)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	This Sovereign Loan will settle after October 31, 2018, at which time the interest rate will be determined.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2018 was $101,270.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	417,570	NGN	151,682,278	ICBC Standard Bank plc	11/1/18	$—	$(288)
USD	168,736	NGN	61,420,000	ICBC Standard Bank plc	11/1/18	—	(465)
USD	49,608	NGN	18,045,000	ICBC Standard Bank plc	11/2/18	—	(103)
USD	473,271	NGN	171,915,629	ICBC Standard Bank plc	11/2/18	—	(326)
ARS	22,304,000	USD	619,556	BNP Paribas	11/5/18	—	(610)
ARS	20,192,241	USD	557,335	Goldman Sachs International	11/5/18	3,008	—
IDR	6,250,000,000	USD	411,049	Deutsche Bank AG	11/5/18	—	(153)
IDR	23,750,000,000	USD	1,585,659	Goldman Sachs International	11/5/18	—	(24,256)
PHP	47,200,000	USD	881,551	Bank of America, N.A.	11/5/18	610	—
PHP	65,030,000	USD	1,217,745	BNP Paribas	11/5/18	—	(2,344)
PHP	40,715,000	USD	760,431	Deutsche Bank AG	11/5/18	526	—
PHP	23,815,000	USD	444,791	Deutsche Bank AG	11/5/18	308	—
PHP	46,700,000	USD	873,261	UBS AG	11/5/18	—	(446)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	94,034	ARS	3,763,241	Goldman Sachs International	11/5/18	$—	$(10,398)
USD	971,970	ARS	38,733,000	Goldman Sachs International	11/5/18	—	(102,887)
USD	1,974,984	IDR	30,000,000,000	Barclays Bank PLC	11/5/18	2,685	—
USD	874,803	PHP	47,200,000	Bank of America, N.A.	11/5/18	—	(7,357)
USD	1,214,561	PHP	65,030,000	BNP Paribas	11/5/18	—	(840)
USD	436,612	PHP	23,815,000	Deutsche Bank AG	11/5/18	—	(8,487)
USD	747,613	PHP	40,715,000	Deutsche Bank AG	11/5/18	—	(13,344)
USD	872,212	PHP	46,700,000	UBS AG	11/5/18	—	(603)
COP	3,235,000,000	USD	1,112,525	Standard Chartered Bank	11/6/18	—	(107,863)
USD	1,003,848	COP	3,235,000,000	UBS AG	11/6/18	—	(814)
THB	70,000,000	USD	2,208,202	Bank of America, N.A.	11/9/18	—	(96,333)
THB	8,000,000	USD	239,952	Deutsche Bank AG	11/9/18	1,404	—
THB	22,000,000	USD	662,800	Deutsche Bank AG	11/9/18	930	—
THB	23,000,000	USD	693,816	Deutsche Bank AG	11/9/18	84	—
THB	22,500,000	USD	676,590	Goldman Sachs International	11/9/18	2,225	—
THB	24,000,000	USD	725,689	Goldman Sachs International	11/9/18	—	(1,620)
USD	1,524,538	THB	48,411,719	Deutsche Bank AG	11/9/18	63,979	—
TRY	23,129,000	USD	3,872,213	Standard Chartered Bank	11/15/18	230,916	—
USD	113,958	EUR	95,219	Deutsche Bank AG	11/15/18	6,000	—
USD	117,774	EUR	100,745	Deutsche Bank AG	11/15/18	3,551	—
USD	53,372	EUR	44,977	Deutsche Bank AG	11/15/18	2,378	—
USD	45,992	EUR	38,905	Deutsche Bank AG	11/15/18	1,882	—
USD	1,344,176	TRY	8,028,859	Standard Chartered Bank	11/15/18	—	(80,159)
UGX	993,103,000	USD	260,452	Standard Chartered Bank	11/19/18	3,184	—
USD	721,591	ARS	27,218,395	Goldman Sachs International	11/20/18	—	(19,794)
UGX	993,624,000	USD	260,452	Standard Chartered Bank	11/26/18	2,959	—
USD	8,064,253	EUR	6,759,359	Standard Chartered Bank	11/29/18	392,314	—
USD	451,541	EUR	391,898	Standard Chartered Bank	11/29/18	6,733	—
COP	175,824,000	USD	59,187	UBS AG	11/30/18	—	(4,645)
IDR	1,985,619,717	USD	134,290	Standard Chartered Bank	11/30/18	—	(4,331)
MXN	5,500,000	USD	290,008	Goldman Sachs International	11/30/18	—	(20,370)
MXN	8,149,768	USD	429,726	Goldman Sachs International	11/30/18	—	(30,184)
USD	600,698	IDR	9,184,675,000	Goldman Sachs International	11/30/18	—	(439)
USD	125,544	IDR	1,920,325,000	Standard Chartered Bank	11/30/18	—	(141)
COP	3,235,000,000	USD	1,002,712	UBS AG	12/3/18	653	—
USD	597,162	ARS	22,304,000	BNP Paribas	12/3/18	—	(801)
USD	537,886	ARS	20,192,241	Goldman Sachs International	12/3/18	—	(3,461)
PEN	10,757,250	USD	3,252,873	Standard Chartered Bank	12/4/18	—	(65,885)
USD	3,289,991	PEN	10,880,000	Standard Chartered Bank	12/4/18	66,637	—
USD	409,139	IDR	6,250,000,000	Deutsche Bank AG	12/5/18	449	—
USD	598,313	EUR	500,000	Standard Chartered Bank	12/6/18	30,438	—
USD	476,637	EUR	398,318	Standard Chartered Bank	12/6/18	24,248	—
USD	436,050	EUR	364,400	Standard Chartered Bank	12/6/18	22,184	—
COP	8,582,440,000	USD	2,753,739	Credit Agricole Corporate and Investment Bank	12/7/18	—	(92,188)
USD	501,335	EUR	421,000	Goldman Sachs International	12/13/18	22,804	—
COP	153,568,000	USD	50,579	UBS AG	12/21/18	—	(2,978)
COP	167,149,000	USD	55,143	UBS AG	12/21/18	—	(3,333)
UGX	982,030,000	USD	241,582	Standard Chartered Bank	1/7/19	16,591	—
USD	99,431	EUR	83,861	Standard Chartered Bank	1/17/19	3,769	—
MAD	810,000	USD	84,375	BNP Paribas	1/22/19	—	(841)
MAD	811,000	USD	85,055	BNP Paribas	1/22/19	—	(1,418)
USD	587,246	EUR	508,665	Standard Chartered Bank	1/24/19	6,652	—
TRY	560,801	USD	134,549	Deutsche Bank AG	1/28/19	—	(39,352)
TRY	561,000	USD	134,565	Standard Chartered Bank	1/28/19	—	(39,334)
USD	83,679	KZT	28,660,000	Deutsche Bank AG	1/28/19	7,629	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	31,182	KZT	10,680,000	Deutsche Bank AG	1/28/19	$2,843	$—
USD	82,658	KZT	31,290,000	Deutsche Bank AG	1/28/19	—	(371)
USD	50,590	KZT	18,933,410	Standard Chartered Bank	1/28/19	350	—
USD	134,485	TRY	560,801	Deutsche Bank AG	1/28/19	39,288	—
USD	134,694	TRY	561,000	Standard Chartered Bank	1/28/19	39,463	—
COP	7,719,429,000	USD	2,440,888	Goldman Sachs International	1/29/19	—	(51,063)
CZK	52,300,000	EUR	2,024,450	Goldman Sachs International	1/29/19	—	(9,369)
UAH	15,446,000	USD	507,925	Bank of America, N.A.	1/29/19	13,461	—
USD	316,898	EUR	276,694	Standard Chartered Bank	1/29/19	941	—
USD	528,973	UAH	15,446,000	Goldman Sachs International	1/29/19	7,587	—
UAH	18,422,500	USD	628,754	Goldman Sachs International	1/30/19	—	(7,277)
USD	630,476	UAH	18,422,500	Goldman Sachs International	1/30/19	8,999	—
UGX	1,009,224,000	USD	259,908	Standard Chartered Bank	2/14/19	3,401	—
USD	2,324,090	EUR	1,993,900	Deutsche Bank AG	2/14/19	44,053	—
UGX	1,019,669,000	USD	260,452	Standard Chartered Bank	2/15/19	5,531	—
USD	557,993	EUR	475,953	Goldman Sachs International	2/21/19	13,399	—
UGX	1,021,492,000	USD	260,452	Standard Chartered Bank	2/28/19	5,334	—
TRY	1,700,000	USD	373,427	Standard Chartered Bank	4/9/19	—	(96,744)
USD	369,000	TRY	1,714,632	Standard Chartered Bank	4/9/19	89,935	—
UGX	381,024,000	USD	97,027	Standard Chartered Bank	4/11/19	1,311	—
UGX	7,506,300,000	USD	1,912,433	Standard Chartered Bank	4/30/19	17,787	—
XOF	31,980,000	EUR	46,881	ICBC Standard Bank plc	10/4/19	—	(1,692)
TRY	5,109,000	USD	1,112,151	Goldman Sachs International	2/3/20	—	(400,214)
USD	1,014,484	TRY	5,148,000	Goldman Sachs International	2/3/20	297,113	—
TRY	560,801	USD	121,702	Deutsche Bank AG	2/10/20	—	(43,814)
TRY	561,000	USD	121,877	Standard Chartered Bank	2/10/20	—	(43,962)
USD	111,144	TRY	564,000	Deutsche Bank AG	2/10/20	32,812	—
USD	111,199	TRY	564,000	Standard Chartered Bank	2/10/20	32,867	—
TRY	716,199	USD	155,577	Standard Chartered Bank	2/14/20	—	(56,296)
TRY	9,000,000	USD	1,952,701	Standard Chartered Bank	2/14/20	—	(705,098)
USD	1,923,513	TRY	9,802,300	Standard Chartered Bank	2/14/20	564,693	—
TRY	5,000,000	USD	1,018,953	Bank of America, N.A.	3/20/20	—	(337,157)
USD	980,000	TRY	5,033,770	Bank of America, N.A.	3/20/20	293,599	—

						$2,442,497	$(2,542,248)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	6	Short	12/17/18	$ (588,422)	$ 4,300
10-Year USD Deliverable Interest Rate Swap	2	Short	12/17/18	(195,406)	3,650

					$ 7,950

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	15	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	$(508)	$389	$(119)
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(17,600)	13,885	(3,715)
EUR	2,750	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(9,586)	3,069	(6,517)
EUR	32	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(22)	—	(22)
EUR	100	Receives	6-month EURIBOR (pays semi-annually)	1.49% (pays annually)	4/18/48	(508)	—	(508)
EUR	11	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(191)	—	(191)
EUR	38	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(185)	—	(185)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	3/8/21	5,858	—	5,858
USD	275	Receives	3-month USD-LIBOR (pays quarterly)	2.86% (pays semi-annually)	5/16/21	(656)	(75)	(731)
USD	345	Receives	3-month USD-LIBOR (pays quarterly)	2.87% (pays semi-annually)	5/16/21	(923)	(10)	(933)
USD	260	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	6/26/21	(548)	—	(548)
USD	1,916	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	88,055	—	88,055
USD	440	Receives	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	10/20/22	17,050	(97)	16,953
USD	420	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	2/6/23	7,097	—	7,097
USD	645	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/12/23	12,215	—	12,215
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	2.66% (pays semi-annually)	2/12/23	19,856	(4,882)	14,974
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	3/14/23	7,718	—	7,718
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/17/23	(4,333)	182	(4,151)
USD	235	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	7/10/23	765	—	765
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	7/11/23	627	(129)	498
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.90% (pays semi-annually)	7/19/23	498	—	498
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	2.95% (pays semi-annually)	7/27/23	44	(72)	(28)
USD	480	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	8/22/23	4,788	384	5,172
USD	345	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	15	10	25

Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	271	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	$269	$—	$269
USD	265	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	420	—	420
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	815	(42)	773
USD	243	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	385	—	385
USD	191	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/19/23	(238)	—	(238)
USD	164	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(494)	956	462
USD	430	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/27/23	(264)	—	(264)
USD	685	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/27/23	95	—	95
USD	354	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	10/31/23	634	—	634
USD	670	Receives	3-month USD-LIBOR (pays quarterly)	3.16% (pays semi-annually)	10/13/26	611	—	611
USD	1,242	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	97,245	—	97,245
USD	410	Receives	3-month USD-LIBOR (pays quarterly)	2.32% (pays semi-annually)	10/4/27	27,611	(137)	27,474
USD	160	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/10/28	981	(981)	—
USD	1,614	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	6/1/28	29,246	—	29,246
USD	693	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	4,017	—	4,017
USD	283	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	2,098	—	2,098
USD	386	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	3,030	201	3,231
USD	101	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	6,850	—	6,850
USD	105	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	7,373	—	7,373
USD	27	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	576	189	765
USD	32	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	1,287	—	1,287
USD	322	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	8,344	(481)	7,863
USD	523	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	15,071	—	15,071
USD	229	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	10/9/48	2,311	(1,735)	576

						$337,799	$10,624	$348,423

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Depreciation
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly)	3/19/24	$(13,672)
Bank of America, N.A.	THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.81% (pays semi-annually)	1/15/23	(26,212)
Standard Chartered Bank	MYR	2,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.93% (pays quarterly)	7/19/23	(215)
Standard Chartered Bank	MYR	4,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(3,062)
Standard Chartered Bank	MYR	1,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	(1,207)
Standard Chartered Bank	MYR	1,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	(1,330)

							$(45,698)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$1,072	5.00% (pays quarterly)(1)	12/20/23	6.12%	$(41,247)	$44,836	$3,589
Bahamas	Deutsche Bank AG	600	1.00% (pays quarterly)(1)	6/20/22	2.10	(21,432)	39,210	17,778
Turkey	Deutsche Bank AG	814	1.00% (pays quarterly)(1)	12/20/23	3.77	(95,699)	96,648	949
Turkey	Goldman Sachs International	1,750	1.00% (pays quarterly)(1)	12/20/27	4.16	(353,964)	231,027	(122,937)

Total		$4,236				$(512,342)	$411,721	$(100,621)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2018, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $4,236,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

BADLAR	-	Buenos Aires Deposits of Large Amount Rate

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

OMO	-	Open Markets Operation

Currency Abbreviations:

ALL	-	Albanian Lek

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

COP	-	Colombian Peso

CZK	-	Czech Koruna

EGP	-	Egyptian Pound

EUR	-	Euro

IDR	-	Indonesian Rupiah

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

XOF	-	West African CFA Franc

At October 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$—	$(512,342)

Total		$—	$(512,342)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,442,497	$(2,542,248)

Total		$2,442,497	$(2,542,248)

Interest Rate	Futures Contracts*	$7,950	$—
Interest Rate	Interest Rate Swaps	—	(45,698)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	373,855	(36,056)

Total		$381,805	$(81,754)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$48,236,116	$—	$48,236,116
Foreign Corporate Bonds	—	10,498,554	—	10,498,554
Sovereign Loans (Less Unfunded Loan Commitments)	—	5,639,488	—	5,639,488
Corporate Bonds & Notes	—	615,400	—	615,400
Short-Term Investments -
Foreign Government Securities	—	17,646,959	—	17,646,959
U.S. Treasury Obligations	—	12,479,997	—	12,479,997
Other	—	22,695,069	—	22,695,069
Total Investments	$—	$117,811,583	$—	$117,811,583
Forward Foreign Currency Exchange Contracts	$—	$2,442,497	$—	$2,442,497
Futures Contracts	7,950	—	—	7,950
Swap Contracts	—	373,855	—	373,855
Total	$7,950	$120,627,935	$—	$120,635,885

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,542,248)	$—	$(2,542,248)
Swap Contracts	—	(594,096)	—	(594,096)
Total	$—	$(3,136,344)	$—	$(3,136,344)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018